UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22016

Exact name of registrant as specified in charter:	Aberdeen Global Premier Properties Fund

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

Item 1. Schedule of Investments - The schedule of investments for the three-month period ended July 31, 2018 is filed herewith.

Portfolio of Investments (unaudited)

As of July 31, 2018

	Shares	Value
LONG-TERM INVESTMENTS (96.5%)

COMMON STOCKS (96.5%)

AUSTRALIA (1.2%)

Industrial REITs (1.2%)

Goodman Group(a)	1,000,000	$7,168,936
AUSTRIA (0.6%)

Real Estate Operating Companies (0.6%)

CA Immobilien Anlagen AG	95,231	3,331,842
BELGIUM (1.1%)

Real Estate Operating Companies (1.1%)

VGP NV	85,333	6,406,142
BRAZIL (0.2%)

Real Estate Operating Companies (0.2%)

Cyrela Commercial Properties SA Empreendimentos e Participacoes	496,510	1,317,571
CANADA (1.8%)

Diversified REITs (1.8%)

Dream Global Real Estate Investment Trust	979,000	10,483,507
CHILE (0.8%)
Real Estate Operating Companies (0.8%)

Parque Arauco SA	1,725,759	4,824,857
CHINA (4.5%)

Real Estate Development (4.5%)

China Resources Land Ltd.(a)	1,250,000	4,583,369
China Vanke Co. Ltd., H Shares(a)	1,950,000	6,243,298
CIFI Holdings Group Co. Ltd.(a)	7,333,495	4,790,739
Longfor Group Holdings Ltd.(a)	2,006,937	5,662,076
Times China Holdings Ltd.(a)	4,000,000	5,133,661
		26,413,143
FRANCE (3.1%)

Diversified REITs (1.3%)

Gecina SA(a)	45,099	7,682,323

Retail REITs (1.8%)

Unibail-Rodamco-Westfield	45,873	10,183,856
		17,866,179
GERMANY (4.8%)

Real Estate Operating Companies (4.8%)

ADO Properties SA(a)(b)	281,160	16,038,769
TLG Immobilien AG(a)	237,945	6,219,906
Vonovia SE(a)	125,000	6,049,658
		28,308,333

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2018

HONG KONG (0.6%)

Real Estate Development (0.6%)

Shimao Property Holdings Ltd.(a)	1,200,000	$3,412,840
INDIA (2.4%)

Diversified Real Estate Activities (0.4%)

Phoenix Mills Ltd. (The)(a)	287,492	2,664,747

Hotels, Resorts & Cruise Lines (0.6%)

Lemon Tree Hotels Ltd.(a)(b)(c)	2,896,185	3,290,768

Real Estate Development (1.4%)

D B Realty Ltd.(a)(c)	3,533,283	1,837,943
Prestige Estates Projects Ltd.(a)	1,742,290	6,427,419
		8,265,362
		14,220,877
ITALY (0.8%)

Office REITs (0.8%)

COIMA RES SpA(b)	525,028	4,886,974
JAPAN (8.7%)

Diversified Real Estate Activities (2.5%)

Kenedix, Inc.(a)	786,600	4,501,737
Shinoken Group Co. Ltd.(a)	257,100	4,535,564
Sumitomo Realty & Development Co. Ltd.(a)	151,351	5,545,409
		14,582,710

Diversified REITs (0.7%)

Kenedix Office Investment Corp.(a)	731	4,433,763

Hotel & Resort REITs (1.0%)

Invincible Investment Corp.(a)	13,391	5,912,146

Office REITs (2.2%)

Daiwa Office Investment Corp.(a)	981	5,974,496
Invesco Office J-Reit, Inc.(a)	28,819	4,035,459
Orix JREIT, Inc.(a)	1,844	2,875,671
		12,885,626

Real Estate Operating Companies (1.4%)

Hulic Co. Ltd.(a)	534,772	5,248,151
Ichigo, Inc.(a)	607,323	2,709,563
		7,957,714

Real Estate Services (0.9%)

Open House Co. Ltd.(a)	97,876	5,366,975
MEXICO (2.7%)

Diversified Real Estate Activities (0.6%)

Grupo GICSA SA de CV(c)	6,838,154	3,342,441

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2018

Hotel & Resort REITs (0.6%)

Concentradora Fibra Hotelera Mexicana SA de CV(b)	5,311,924	$3,534,110

Industrial REITs (0.8%)

PLA Administradora Industrial S de RL de CV	3,191,232	4,982,621

Real Estate Operating Companies (0.7%)

Corp. Inmobiliaria Vesta SAB de CV	2,507,723	3,901,972
		15,761,144
NETHERLANDS (2.0%)

IT Consulting & Other Services (0.6%)

InterXion Holding NV(c)	58,855	3,818,512

Real Estate Operating Companies (1.4%)

Corestate Capital Holding SA(c)	146,709	7,968,691
		11,787,203
REPUBLIC OF IRELAND (3.2%)

Consumer Discretionary (2.1%)

Dalata Hotel Group PLC(c)	757,380	6,022,368
Glenveagh Properties PLC(b)(c)	4,800,000	6,286,425
		12,308,793

Real Estate (1.1%)

Green REIT PLC	3,755,442	6,613,487
		18,922,280
SINGAPORE (1.1%)

Real Estate Operating Companies (1.1%)

Ascendas India Trust	8,000,000	6,346,641
SPAIN (3.5%)

Diversified REITs (1.5%)

Merlin Properties Socimi SA(a)	600,000	8,862,940

Real Estate Development (2.0%)

Aedas Homes SAU(b)(c)	319,770	11,329,868
		20,192,808
SWEDEN (0.3%)

Real Estate Operating Companies (0.3%)

Catena AB	89,015	1,905,234
SWITZERLAND (0.7%)

Office Services & Supplies (0.7%)

IWG PLC(a)	967,080	3,851,067
UNITED KINGDOM (5.2%)

Diversified REITs (0.3%)

LondonMetric Property PLC(a)	798,536	1,972,355

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2018

Health Care REITs (0.8%)

Assura PLC(a)	6,440,891	$4,779,336

Homebuilding (1.3%)

Countryside Properties PLC(b)	1,800,000	7,909,948

Industrial REITs (1.0%)

Segro PLC(a)	643,275	5,607,031

Real Estate Services (0.4%)

Purplebricks Group PLC(c)	597,610	2,202,575

Retail REITs (1.4%)

Hammerson PLC(a)	1,163,825	7,959,486
		30,430,731
UNITED STATES (47.2%)

Diversified REITs (2.3%)

Colony Capital, Inc.	985,647	6,071,585
STORE Capital Corp.	159,259	4,371,660
VEREIT, Inc.	383,484	2,925,983
		13,369,228

Health Care REITs (3.8%)

Ventas, Inc.	102,340	5,769,929
Welltower, Inc.	263,535	16,497,291
		22,267,220

Homebuilding (1.7%)

Century Communities, Inc.(c)	137,570	4,195,885
Lennar Corp., Class A	110,890	5,796,220
		9,992,105

Hotel & Resort REITs (0.7%)

DiamondRock Hospitality Co.	352,482	4,201,585

Hotels, Resorts & Cruise Lines (2.2%)

Hilton Worldwide Holdings, Inc.	113,036	8,891,412
Hyatt Hotels Corp., Class A	54,517	4,264,865
		13,156,277

Independent Power Producers & Energy Traders (0.1%)

NRG Yield, Inc., Class A	26,700	493,416

Industrial REITs (6.0%)

Duke Realty Corp.	407,449	11,864,915
Prologis, Inc.	351,605	23,072,320
		34,937,235

Mortgage REITs (5.3%)

Arbor Realty Trust, Inc.	200,000	2,274,000
Granite Point Mortgage Trust, Inc.	113,427	2,155,113
Starwood Property Trust, Inc.	750,944	17,151,561

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2018

Two Harbors Investment Corp.	598,465	$9,276,207
		30,856,881

Office REITs (6.4%)

Alexandria Real Estate Equities, Inc.	91,933	11,715,941
Highwoods Properties, Inc.	172,810	8,486,699
Hudson Pacific Properties, Inc.	245,157	8,399,079
JBG SMITH Properties	78,694	2,872,331
SL Green Realty Corp.	58,970	6,080,397
		37,554,447

Real Estate Development (0.7%)

Howard Hughes Corp. (The)(c)	30,000	4,066,500

Residential REITs (6.8%)

AvalonBay Communities, Inc.	67,669	11,967,263
Camden Property Trust	63,217	5,853,262
Equity LifeStyle Properties, Inc.	94,815	8,627,217
Invitation Homes, Inc.	188,716	4,361,227
UDR, Inc.	231,513	8,908,620
		39,717,589

Retail REITs (6.7%)

Brixmor Property Group, Inc.	325,347	5,755,388
Macerich Co. (The)	101,096	5,970,730
Realty Income Corp.	157,930	8,807,756
Regency Centers Corp.	48,998	3,117,743
Simon Property Group, Inc.	87,665	15,447,450
		39,099,067

Specialized REITs (4.5%)

American Tower Corp.	43,308	6,419,978
CoreSite Realty Corp.	8,300	930,430
CyrusOne, Inc.	126,993	7,863,407
Equinix, Inc.	20,234	8,888,391
GEO Group, Inc. (The)	100,000	2,588,000
		26,690,206
		276,401,756
Total Common Stocks		565,378,999
RIGHTS (0.0%)

REPUBLIC OF IRELAND (0.0%)

Consumer Discretionary (0.0%)

Glenveagh Properties PLC(c)	800,000	—
		—
Total Rights		0
Total Long-Term Investments—96.5% (cost $555,610,261)		565,378,999

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (concluded)

As of July 31, 2018

Shares	Description	Value (US$)
SHORT-TERM INVESTMENT—0.9%

UNITED STATES—0.9%
$5,584,269	State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.48%(d)	$5,584,269
	Total Short-Term Investment—0.9% (cost $5,584,269)	5,584,269
	Total Investments—97.4% (cost $561,194,530)	570,963,268
	Other Assets in Excess of Liabilities—2.6%	14,977,892
	Net Assets—100.0%	$585,941,160

(a)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.
(b)	Denotes a restricted security.
(c)	Non-income producing security.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2018.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

At July 31, 2018, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
Japanese Yen/United States Dollar
08/02/2018	Credit Agricole	JPY	278,501,184	USD	2,516,028	$2,490,732	$(25,296)
08/02/2018	Deutsche Bank AG	JPY	345,637,110	USD	3,109,458	3,091,151	(18,307)
						$5,581,883	$(43,603)

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

July 31, 2018

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the

Notes to Portfolio of Investments (unaudited) (concluded)

July 31, 2018

circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$394,001,398	$171,377,601	$—	$565,378,999
Rights	—	—	—	—
Short-Term Investment	5,584,269	—	—	5,584,269
Total Investments	399,585,667	171,377,601	—	570,963,268
Other Financial Instruments
Liabilities
Forward Foreign Currency Exchange Contracts	—	(43,603)	—	(43,603)

Amounts listed as “—” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. During the period ended July 31, 2018, the securities issued by ADO Properties SA, China Resources Land Ltd., China Vanke Co. Ltd., H Shares, D B Realty Ltd., Goodman Group, Hulic Co. Ltd., Ichigo, Inc., Invincible Investment Corp., IWG PLC, LondonMetric Property PLC, Merlin Properties Socimi SA, Open House Co. Ltd., Phoenix Mills Ltd. (The), Prestige Estates Projects Ltd., Sumitomo Realty & Development Co. Ltd. and TLG Immobilien AG, transferred from Level 1 to Level 2 at the values of $16,038,769, $4,583,369, $6,243,298, $1,837,943, $7,168,936, $5,248,151, $2,709,563, $5,912,146, $3,851,067, $1,972,355, $8,862,940, $5,366,975, $2,664,747, $6,427,419, $5,545,409 and $6,219,906, respectively, because a valuation factor was applied at July 31, 2018.

For the period ended July 31, 2018, there were no significant changes to the fair valuation methodologies.

b. Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

c. Rights Issues and Warrants:

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short-term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Premier Properties Fund

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Global Premier Properties Fund

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Global Premier Properties Fund

Date: September 28, 2018

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Global Premier Properties Fund

Date: September 28, 2018